UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       August 16, 2010
-----------------------  -----------------------     ---------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $287,788 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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


                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 6/30/2010

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
AMN HEALTHCARE SERVICES INC     COM              001744101   7,024     939,100 SH         SOLE                 939,100
AMN HEALTHCARE SERVICES INC     COM              001744101   1,738     232,407 SH         DEFINED   01                    232,407
AGILYSYS INC                    COM              00847J105  20,077   3,000,985 SH         SOLE               3,000,985
AGILYSYS INC                    COM              00847J105  11,857   1,772,286 SH         DEFINED   01                  1,772,286
ALLIANT TECHSYSTEMS INC         COM              018804104   2,613      42,100 SH         SOLE                  42,100
ALLIANT TECHSYSTEMS INC         COM              018804104     635      10,229 SH         DEFINED   01                     10,229
BROADRIDGE FINL SOLUTIONS INC   COM              11133T103  16,730     878,211 SH         SOLE                 878,211
BROADRIDGE FINL SOLUTIONS INC   COM              11133T103   4,767     250,260 SH         DEFINED   01                    250,260
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1  13,040      16,000 PRN        SOLE                  16,000
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   5,175       6,350 PRN        DEFINED   01                      6,350
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3       -      59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3       -      25,920 PRN        DEFINED   01                     25,920
EQUITABLE RES INC               COM              26884L109  16,850     466,234 SH         SOLE                 466,234
EQUITABLE RES INC               COM              26884L109   4,178     115,612 SH         DEFINED   01                    115,612
EXACT SCIENCES CORP             COM              30063P105   8,960   2,036,383 SH         SOLE               2,036,383
EXACT SCIENCES CORP             COM              30063P105   5,344   1,214,520 SH         DEFINED   01                  1,214,520
GOLDEN STAR RES LTD CDA         COM              38119T04    6,466   1,476,202 SH         SOLE               1,476,202
GOLDEN STAR RES LTD CDA         COM              38119T04    1,591     363,197 SH         DEFINED   01                    363,197
MOSAIC CO                       COM              61945A107  19,806     508,100 SH         SOLE                 508,100
MOSAIC CO                       COM              61945A107   5,244     134,520 SH         DEFINED   01                    134,520
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     250   3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     110   1,592,865 SH         DEFINED   01                  1,592,865
POTASH CORP SASK INC            COM              73755L107  38,066     441,400 SH         SOLE                 441,400
POTASH CORP SASK INC            COM              73755L107   9,456     109,650 SH         DEFINED   01                    109,650
REPUBLIC SERVICES INC           COM              760759100  17,038     573,100 SH         SOLE                 573,100
REPUBLIC SERVICES INC           COM              760759100   8,809     296,299 SH         DEFINED   01                    296,299
THQ INC                         COM NEW          872443403  27,977   6,476,156 SH         SOLE               6,476,156
THQ INC                         COM NEW          872443403   4,002     926,304 SH         DEFINED   01                    926,304
ZYGO CORP                       COM              989855101  23,982   2,957,149 SH         SOLE               2,957,149
ZYGO CORP                       COM              989855101   6,003     740,183 SH         DEFINED   01                    740,183
